Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK FUNDS
Prospectus Date	rr_ProspectusDate	Nov. 27, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock FundsSM

BlackRock Liquid Environmentally Aware Fund

(the “Fund”)

Supplement dated March 10, 2020 to the Summary Prospectuses, Prospectuses and Statement of

Additional Information of the Fund, each dated November 27, 2019, as supplemented to date

The Board of Trustees of BlackRock FundsSM on behalf of the BlackRock Liquid Environmentally Aware Fund has approved moving the Fund cutoff time for purchase and redemption orders from 4:00 p.m. to 3:00 p.m. (Eastern time) (with an earlier cutoff for orders placed on the Fund’s internet-based order entry program). Additionally, the Board agreed to terminate exchange privilege rights for Investor A and Institutional Shares of the Fund and contractually to reduce the Administration Fee applicable to the Investor A and Institutional Shares of the Fund.

Consequently, effective May 11, 2020, the following changes will be made:

All references to the following are removed from the Investor A and Institutional Shares Summary Prospectuses and the Investor A and Institutional Shares Prospectus: (i) the ability to exchange Investor A and Institutional Shares of the Fund for shares of the same class of another mutual fund sponsored by BlackRock Advisors, LLC or its affiliates, (ii) contingent deferred sales charges that may apply to certain redemptions of Investor A Shares purchased in an exchange transaction and (iii) any sales charge waiver, including a contingent deferred sales charge waiver.

The sections of the Investor A and Institutional Shares Summary Prospectuses entitled “Summary Prospectus—Fees and Expenses of the Fund” and the section of the Investor A and Institutional Shares Prospectus entitled “Fund Overview—Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock Advisors, LLC (“BlackRock”) and its affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 18 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-27 of Part II of the Fund’s Statement of Additional Information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Institutional Shares
Management Fee	0.10%	0.10%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses[1,2]	0.21%	0.18%
Administration Fee	0.10%	0.10%
Miscellaneous Other Expenses[1,2]	0.11%	0.08%
Total Annual Fund Operating Expenses[2]	0.56%	0.28%
Fee Waivers and/or Expense Reimbursements[3]	(0.11)%	(0.08)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3]	0.45%	0.20%
[1]	Miscellaneous Other Expenses are based on estimates amounts for the current fiscal year.
[2]
Total Annual Fund Operating Expenses do not correlate to the ratios of expenses given in the Fund’s most recent annual report, which do not include the estimation of Miscellaneous Other Expenses for the current fiscal year.

[3]
As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 31, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Miscellaneous Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.00% for Investor A Shares and Institutional Shares through November 30, 2030. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Investor A Shares	$46	$144
Institutional Shares	$20	$64

BlackRock Liquid Environmentally Aware Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock FundsSM

BlackRock Liquid Environmentally Aware Fund

(the “Fund”)

Supplement dated March 10, 2020 to the Summary Prospectuses, Prospectuses and Statement of

Additional Information of the Fund, each dated November 27, 2019, as supplemented to date

The Board of Trustees of BlackRock FundsSM on behalf of the BlackRock Liquid Environmentally Aware Fund has approved moving the Fund cutoff time for purchase and redemption orders from 4:00 p.m. to 3:00 p.m. (Eastern time) (with an earlier cutoff for orders placed on the Fund’s internet-based order entry program). Additionally, the Board agreed to terminate exchange privilege rights for Investor A and Institutional Shares of the Fund and contractually to reduce the Administration Fee applicable to the Investor A and Institutional Shares of the Fund.

Consequently, effective May 11, 2020, the following changes will be made:

All references to the following are removed from the Investor A and Institutional Shares Summary Prospectuses and the Investor A and Institutional Shares Prospectus: (i) the ability to exchange Investor A and Institutional Shares of the Fund for shares of the same class of another mutual fund sponsored by BlackRock Advisors, LLC or its affiliates, (ii) contingent deferred sales charges that may apply to certain redemptions of Investor A Shares purchased in an exchange transaction and (iii) any sales charge waiver, including a contingent deferred sales charge waiver.

The sections of the Investor A and Institutional Shares Summary Prospectuses entitled “Summary Prospectus—Fees and Expenses of the Fund” and the section of the Investor A and Institutional Shares Prospectus entitled “Fund Overview—Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock Advisors, LLC (“BlackRock”) and its affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 18 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-27 of Part II of the Fund’s Statement of Additional Information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Institutional Shares
Management Fee	0.10%	0.10%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses[1,2]	0.21%	0.18%
Administration Fee	0.10%	0.10%
Miscellaneous Other Expenses[1,2]	0.11%	0.08%
Total Annual Fund Operating Expenses[2]	0.56%	0.28%
Fee Waivers and/or Expense Reimbursements[3]	(0.11)%	(0.08)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3]	0.45%	0.20%
[1]	Miscellaneous Other Expenses are based on estimates amounts for the current fiscal year.
[2]
Total Annual Fund Operating Expenses do not correlate to the ratios of expenses given in the Fund’s most recent annual report, which do not include the estimation of Miscellaneous Other Expenses for the current fiscal year.

[3]
As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 31, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Miscellaneous Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.00% for Investor A Shares and Institutional Shares through November 30, 2030. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Investor A Shares	$46	$144
Institutional Shares	$20	$64

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock Advisors, LLC (“BlackRock”) and its affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 18 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-27 of Part II of the Fund’s Statement of Additional Information.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2030
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Miscellaneous Other Expenses are based on estimates amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
BlackRock Liquid Environmentally Aware Fund | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administration Fee	rr_Component1OtherExpensesOverAssets	0.10%
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.45%	[3]
1 Year	rr_ExpenseExampleYear01	$ 46
3 Years	rr_ExpenseExampleYear03	$ 144
BlackRock Liquid Environmentally Aware Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administration Fee	rr_Component1OtherExpensesOverAssets	0.10%
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.08%	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.28%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.20%	[3]
1 Year	rr_ExpenseExampleYear01	$ 20
3 Years	rr_ExpenseExampleYear03	$ 64

[1]	Miscellaneous Other Expenses are based on estimates amounts for the current fiscal year.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratios of expenses given in the Fund’s most recent annual report, which do not include the estimation of Miscellaneous Other Expenses for the current fiscal year.
[3]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 31, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Miscellaneous Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.00% for Investor A Shares and Institutional Shares through November 30, 2030. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.